Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Fair values of publicly traded debt and non- traded debt

	December 31,
	2011		2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Publicly traded debt	$632,423	$703,238	$632,375	$662,193	$768,300	$741,989
Non-traded debt	14,631	14,070	23,826	22,454	26,637	25,105

Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan asset (a)	$18,866	$16,695	$2,171

Liabilities:
Deferred compensation plan liability (b)	$24,259	$24,259

(a)	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $18,839.
(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.

Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis

Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Trademarks (a)	$14,871			$14,871
Fixed assets (b)	1,875		$1,875

	$16,746		$1,875	$14,871

(a)	As a result of the 2011 annual impairment test performed in accordance with the Intangibles Topic of the ASC, trademarks with a carrying value of $20,363 were written down to their calculated fair value of $14,871.
(b)	Fixed assets totaling $5,138 were written down to their estimated net realizable value of $1,875 in accordance with the Disposal of Long-Lived Assets Subtopic of ASC 360. See Note 5.

Amortized cost of non-compete covenants and certain intangible property rights

Useful Life
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 20 years

Classes of assets and ranges of annual depreciation rates

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Company's accrual for product warranty claims

	2011	2010	2009
Balance at January 1	$23,103	$22,214	$18,029
Charges to expense	29,957	23,092	31,367
Settlements	(30,989)	(22,203)	(27,182)

Balance at December 31	$22,071	$23,103	$22,214